                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

             REPORT FOR CALENDAR MONTH ENDING: September 30, 2000

                      Morgan Grenfell SMALLCap Fund, Inc.

               (Name of registered closed-end investment company)
_____________________________________________________________________________

------------------------------------------------------------------------------------------------------------------------
                                                                             Approximate Asset
                                                                           Value or approximate
                                        Number of                           asset coverage per
    Date of each   Identification         Shares         Price per           share at time of     Name of Seller or
    Transaction     of Security         Purchased          Share                 purchase         of Seller's Broker
------------------------------------------------------------------------------------------------------------------------
     09/01/00      Common Stock            6,000          13.4375                  15.632           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/05/00      Common Stock           13,900          13.6848                  15.897           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/06/00      Common Stock           13,900          13.5940                  15.636           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/06/00      Common Stock           15,000          13.5625                  15.636           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/07/00      Common Stock            9,900          13.5000                  15.618           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/08/00      Common Stock            8,400          13.4345                  15.851           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/11/00      Common Stock           10,000          13.5625                  15.692           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/11/00      Common Stock           14,400          13.5625                  15.692           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/12/00      Common Stock           12,000          13.4792                  15.533           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/12/00      Common Stock            7,000          13.5000                  15.533           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/13/00      Common Stock           13,600          13.4375                  15.436           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/14/00      Common Stock           14,300          13.5297                  15.512           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/15/00      Common Stock              400          13.5000                  15.671           Weeden & Co. LP
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     09/18/00      Common Stock           14,300          13.4624                  15.498           Weeden & Co. LP
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     09/19/00      Common Stock           13,900          13.2419                  15.039           Weeden & Co. LP
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     09/19/00      Common Stock            8,200          13.1875                  15.039           Weeden & Co. LP
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     09/20/00      Common Stock           16,200          13.3318                  15.160           Weeden & Co. LP
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     09/20/00      Common Stock           10,000          13.3750                  15.160           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                             Approximate Asset
                                                                           Value or approximate
                                        Number of                           asset coverage per
    Date of each   Identification         Shares         Price per           share at time of     Name of Seller or
    Transaction     of Security         Purchased          Share                 purchase         of Seller's Broker
------------------------------------------------------------------------------------------------------------------------
     09/21/00      Common Stock            2,500          13.3125                  15.086           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/22/00      Common Stock            1,600          13.2500                  15.039           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/25/00      Common Stock              200          13.0625                  15.182           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/27/00      Common Stock              200          13.2500                  15.276           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------
     09/28/00      Common Stock            6,000           13.349                  15.328           Weeden & Co. LP
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     09/28/00      Common Stock            5,000           13.313                  15.328           Weeden & Co. LP
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     09/29/00      Common Stock            1,000           13.625                  15.750           Weeden & Co. LP
------------------------------------------------------------------------------------------------------------------------

REMARKS:
                              Morgan Grenfell SMALLCap Fund, Inc.
                              -----------------------------------
                                      Name of Registrant

                              By:Fran Pollack-Matz, Secretary

                                      -2-
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                           RULES AND INSTRUCTIONS FOR

                                 FORM N-23-C-1

     1. Use of Form. - Form N-23C-1 is prescribed for use by registered closed-end investment companies in reporting purchases of securities of which they are the issuers, pursuant to Section 23(c)(3) of the Investment Company Act of 1940 and Rule N-23C-1 thereunder. A statement on this form must be filed for every month during which any such purchase is made. No statement need be filed for any month in which there have been no such purchases.

     2. Time for Filing Statements. - Statements on this form shall be filed in duplicate with the Commission on or before the 10th day of the calendar month following that in which the purchase occurred. A statement will be deemed to have been filed with the Commission on the date it is received.

     3. Exhibits. - If the space provided for listing purchases is insufficient, separate sheets of the same size as the form should be used and attached to the form as exhibits. Each such sheet should be identified at the top as follows: "Exhibit No. __ referring to report on Form N-23C-1 dated ___." Appropriate reference to any such exhibits should also be made in the space provided in the form itself for listing purchases.

     4. Explanatory Matter. - Statements may contain, under the heading "Remarks," any additional explanations as to the purchases that are deemed relevant by the registrant.

                                      -3-